CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 93,101	$ 47,907	$ 35,171
Available-for-sale investments (Note 3):
Unrealized gain (loss) on available-for-sale marketable securities, net	(1,016)	0	0
Cash flow hedges (Note 16):
Unrealized gain from cash flow hedges	74	1,351	236
Less: reclassification adjustment for net loss included in net income	(442)	(796)	(33)
Other comprehensive income (loss)	(1,384)	555	203
Total comprehensive income	$ 91,717	$ 48,462	$ 35,374